Subsequent Events	7 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022
Creek Road Miners Inc [Member]
Subsequent Events

Note 20. Subsequent Events

Decrease in Market Price of Bitcoin, and Increase in Cost of Natural Gas

Our business is heavily dependent on the market price of Bitcoin, which has experienced substantial volatility and has recently dropped to its lowest price since December 2020. As of December 31, 2022 the market price of Bitcoin was $16,547, which reflects a decrease of approximately 60% since the beginning of 2022, and of approximately 75% from its all-time high of approximately $67,000. In addition, the cost of natural gas that we use to produce electricity to power our miners has increased substantially. The cost of natural gas in the United States during 2022 has increased by as much as approximately 260% since the beginning of 2022. These price movements result in decreased cryptocurrency mining revenue and increased cryptocurrency mining costs, both of which have a material adverse effect on our business and financial results.

On March 2, 2023, we entered into a Master Services Agreement and Order Form (the “Master Services Agreement”) with Atlas Power Hosting, LLC (“Atlas”). Atlas will provide us with cryptocurrency mining services for our miners at its facility in North Dakota. The Master Services Agreement has a term of two years unless otherwise terminated pursuant to its terms. Under the Master Services Agreement, we will pay Atlas a monthly hosting service fee for the quantity of electricity consumed by our miners, with an initial price per kilowatt-hour of $0.08. In lieu of a deposit or prepayment, all cryptocurrency mined by our miners will be transferred to wallets in the control of Atlas. Atlas will then deduct the hosting service fee from the monthly total mined currency produced by our miners and remit the net mined currency to us.

Prairie Operating Co LLC [Member]
Subsequent Events

Note 6 – Subsequent Events

Non-Compensatory Options

On May 3, 2023, prior to the closing of the Merger, the Company entered into a non-compensatory option purchase agreement with its members, Bristol Capital LLC (“Bristol”) and a third party investor pursuant to which Bristol and such third party investor purchased non-compensatory options for $24,000 and $8,000, respectively, from the Company’s members. Following such purchase, each member of Prairie owns non-compensatory options to purchase a 30% membership interest in the Company, Bristol owns non-compensatory options to purchase a 30% membership interest in the Company and a third party investors owns non-compensatory options to purchase a 10% membership interest in the Company.

Amended and Restated Merger Agreement

On May 3, 2023, the Company entered into an Amended and Restated Agreement and Plan of Merger (the “AR Merger Agreement”) with PrairieCo and Merger Sub to, among other things:

(i) remove the reverse stock split of the shares of Common Stock, at a ratio between 1-23 and 1-30 that was contemplated to occur as part of a series of restructuring transactions prior to the consummation of a contemplated sale of PrairieCo’s securities to certain investors in a private placement (the “PIPE Transaction”);

(ii) amend the date by which the AR Merger Agreement may be terminated by either PrairieCo or the Company if the Merger has not been consummated to on or before September 30, 2023;

(iii) reflect the terms of the AR PSA (as defined below) and the PIPE Transaction; and

(iv) provide for the assumption of the Company’s long-term incentive plan by PrairieCo prior to the effective time of the Merger.

Amended Purchase and Sale Agreement

On May 3, 2023, the Company entered into an Amended and Restated Purchase and Sale Agreement (the “AR PSA”) with PrairieCo and Exok to, among other things:

(i) reflect that the Exok Assets to be purchased by the Company for a total amount of $3,000,000 will consist of approximately 3,157 net mineral acres in, on and under approximately 4,494 gross acres;

(ii) amend the effective date of the conveyance of the Exok Assets to be the Closing Date;

(iii) remove the issuance of $4,182,000 in total equity consideration to Exok, which consisted of (a) 836,4000 shares of Common Stock and (b) 836,400 warrants to purchase 836,400 shares of Common Stock at an exercise price of $6.00 per share; and

(iv) include an option of PrairieCo to purchase, from the Closing Date until the later of (x) the date that is ninety (90) days following the Closing Date and (y) August 15, 2023, approximately 20,327 net mineral acres in, on and under approximately 32,695 additional gross acres from Exok for a purchase price of $22,182,000, payable in (a) $18,000,000 in cash and (b) $4,182,000 in total equity consideration, consisting of (1) a number of shares of Common Stock equal to the quotient of $4,182,000 divided by the volume weighted average price for shares of Common Stock for twenty (20) consecutive trading days ending on the date such option is exercised by the Company and (2) an equal number of warrants to purchase shares of Common Stock.

The Merger and Exok Acquisition both closed on May 3, 2023. At the effective time of the Merger, membership interests in the Company were converted into the right to receive each member’s pro rate share of 65,647,676 shares of Common Stock and PrairieCo assumed and converted non-compensatory options to purchase membership interests of the Company into non-compensatory options to acquire 8,000,000 shares of Common Stock for $0.25 per share, which are only exercisable if specific production hurdles are achieved.